SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Unobservable Inputs Redeemable Convertible Preferred Stock Warrant Liability (Details)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)	3 years 11 months 4 days	4 years 5 months 1 day
Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)				1 year
Warrant Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)			0 years
Warrant Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)			9 months
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0065	0.0030
Risk-free interest rate | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.0263
Risk-free interest rate | Warrant Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.0148
Risk-free interest rate | Warrant Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.0241
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Expected dividend yield | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0	0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.75	0.75
Expected volatility | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.70	0.70